Revenue from Contracts with Customers - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 17,247	$ 13,756	$ 11,742	$ 7,190	$ 7,085	$ 2,630	$ 2,872	$ 2,491	$ 49,935	$ 15,078	$ 2,007
Remaining performance obligations	$ 3,800								3,800
Revenue recognized									900	300	300
Consoles Product
Revenue									32,871	12,187	1,226
Operating lease income									$ 3,100	$ 500	$ 0